ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2019	2020
	RMB	RMB
Accrued payroll and social insurance	30,780,693	27,837,103
Warranty—current	41,809,564	40,252,099
Employee options payable	3,596,236	24,051,579
Sales rebate	40,344,717	15,799,815
Construction payable	18,765,855	5,410,352
Refundable payment—current	16,293,035	33,031,044
Other taxes payable	10,273,637	15,717,177
Interest payable	2,010,366	453,562
Other*	11,659,294	9,104,873

Accrued expenses and other current liabilities	175,533,397	171,657,604

*    Other mainly include accrued marketing expenses and rental expenses payable.

Schedule of movement of provision for warranty

	For the Year Ended December 31,
	2018	2019	2020
Accrued warranty—beginning of year	30,648,678	48,872,284	59,951,866
Accrual for warranties issued during the year	29,346,974	40,271,444	35,197,541
Warranty claims paid	(7,923,760)	(22,132,194)	(18,590,107)
Pre-existing warranty expired	(3,199,608)	(7,059,668)	(17,363,404)
Accrued warranty—end of year	48,872,284	59,951,866	59,195,896